S-K 1606, De-SPAC Board Determination	Apr. 28, 2026
De Spac Board Determination Factors Considered Line Items
De-SPAC, Board Determination Disclosure [Text Block]
The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination
The prospectus for PCSC’s initial public offering identified general criteria and guidelines that PCSC’s management team believed would be important in evaluating prospective target businesses, although in such prospectus PCSC also indicated that it may enter into a business combination with a target business that does not meet these criteria and guidelines. Freenome met a number of the criteria and guidelines that were identified in PCSC’s initial public offering prospectus, and following due diligence conducted by PCSC’s management and its advisors, and detailed discussions with Freenome, PCSC believed Freenome to be an attractive business combination target.
The Special Committee and the PCSC Board, in evaluating the business combination with Freenome, (a) considered a wide variety of factors, including but not limited to, the factors discussed below, (b) reviewed the results of due diligence conducted by PCSC’s management team, and (c) consulted with their respective legal counsel, financial and accounting advisors and other advisors, before reaching their respective determinations (i) that the terms and conditions of the Business Combination Agreement and the ancillary documents thereto and the transactions contemplated thereby, including the Business Combination, are advisable and in the best interests of PCSC and its shareholders, as a whole, and (ii) to recommend that PCSC’s shareholders approve the Business Combination Agreement, the consummation of the transactions contemplated thereby and the performance by PCSC of its obligations thereunder.
In light of the complexity of the factors considered in connection with their evaluation of the Business Combination, the Special Committee and the PCSC Board, as a whole, did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors taken into account in reaching their respective decisions. Rather, the Special Committee and the PCSC Board based their evaluation, negotiation and recommendation of the Business Combination on the totality of information available and the factors presented to and considered by them. In addition, individual members of the Special Committee and the PCSC Board may have given different weights to different factors. This explanation of the reasons for the Special Committee and the PCSC Board’s approval of the Business Combination, and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements” and “Risk Factors.”
Before reaching their respective decision, the Special Committee and the PCSC Board, in consultation with their respective legal counsel, financial and accounting advisors and other advisors, reviewed the results of the due diligence conducted by PCSC’s management, which included:
•	meetings with Freenome’s management team to understand and analyze Freenome’s business and prospects;
•	legal due diligence conducted by Cooley;
•	review of Freenome’s historical financial information; and
•	review of the proposed structure of the Business Combination and drafts of definitive documents.
In approving the Business Combination, the Special Committee determined to obtain a fairness opinion from an experienced and qualified independent financial advisor, Scalar. In addition, the officers and directors of PCSC have substantial experience in evaluating the operating and financial merits of companies from a wide range of industries, but particularly the healthcare and life sciences industries, and concluded that their experience and background, together with the experience and sector expertise of PCSC’s advisors and the advisors of the Special Committee, enabled them to make the necessary analyses and determinations regarding the Business Combination.
The Special Committee and the PCSC Board considered a variety of factors, including the following positive factors, although not weighted or in any order of significance, in deciding to approve the Business Combination Agreement and transactions contemplated thereby:
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Novel Technology for Early Cancer Detection, with Positive Data. Freenome’s commercial, flagship testing product, the SimpleScreen CRC v1, which is designed to deliver high sensitivity at the earliest and most treatable stages of colorectal cancer (CRC), is supported by the largest prospective study of its kind, PREEMPT CRC, which met all primary endpoints (topline readout completed in April 2024) and is designed to meet FDA requirements for a first-line label. Freenome has completed the premarket approval application submission for the SimpleScreen CRC v1 and expects FDA approval in 2026.

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Critical and Valuable Commercial Partnerships. The Special Committee and the PCSC Board believe that (i) Freenome’s exclusive U.S. license agreement with Exact Sciences, a leading provider of cancer screening and diagnostic tests, to commercialize SimpleScreen CRC and (ii) Freenome’s exclusive agreement with Roche to expand ongoing technology collaboration and develop and commercialize cancer screening tests outside the U.S., will accelerate market adoption of Freenome’s diagnostic tests and enhance Freenome’s overall screening platform to expedite the development of personalized screening tests for multiple types of cancer indications. For more information, see “Information about Freenome—Key Collaborations—Exact Collaboration and License Agreement.”

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Market Opportunity. The Special Committee and the PCSC Board believe that Freenome’s technology has a significant market opportunity. The Special Committee and the PCSC Board believe that Freenome has promising and differentiated diagnostic blood-based test programs, built off of the components of Freenome’s artificial intelligence and machine learning-based platform.

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Experienced Leadership Team. The Special Committee and the PCSC Board believe that Freenome has a proven and experienced team that is positioned to successfully lead New Freenome after the Business Combination and advance its diagnostic tests.

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Transaction Proceeds. Depending on the extent of redemptions by PCSC’s public shareholders and on the final amount of transaction expenses incurred in connection with the Business Combination, the Business Combination is expected to provide up to approximately $330 million of gross cash proceeds to New Freenome. This additional cash injection is expected to, among other things, fund New Freenome’s business plan through 2028 in all four redemption scenarios. For more information, see “Unaudited Pro Forma Condensed Combined Financial Information.”

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Opinion of the Special Committee’s Financial Advisor. The oral opinion of Scalar (subsequently confirmed in writing) rendered to the Special Committee on December 4, 2025, to the effect that, as of such date and based upon and subject to the Procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Scalar in preparing its opinion (attached as Annex L to this proxy statement/prospectus), the Consideration (as defined in such opinion) to be paid by PCSC to the Freenome Stockholders pursuant to the Business Combination Agreement was fair from a financial point of view to PCSC Class A Shareholders (other than the Excluded Parties) and PCSC, as more fully described below under the caption “Business Combination Proposal—Opinion of Scalar, LLC.”

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PIPE Equity Commitment. A group of institutional and accredited investors, including certain existing Freenome Stockholders and PCSC Shareholders, have committed $240.0 million in PIPE subscriptions, with those investors who are existing Freenome Stockholders (other than those investors who are existing PCSC Shareholders) subscribing for approximately $72.4 million of the PIPE Financing, those investors who are existing PCSC Shareholders (other than those investors who are existing Freenome Stockholders) subscribing for approximately $15.0 million of the PIPE Financing, those investors who are existing shareholders of both PCSC and Freenome (other than the Perceptive PIPE Investor) subscribing for approximately $52.6 million of the PIPE Financing, the Perceptive PIPE Investor subscribing for an aggregate of $55.0 million of the PIPE Financing, and those investors who are neither existing Freenome Stockholders nor existing PCSC Shareholders subscribing for $45.0 million of the PIPE Financing. This was viewed by the Special Committee and the PCSC Board as support from investors for the opportunities represented by the Business Combination, and provides for additional capital for the execution by New Freenome of its business plan after the Business Combination is completed.
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Other Alternatives. The Special Committee and the PCSC Board believed, after a review of other business combination opportunities reasonably available to PCSC, that the proposed Business Combination represents the best potential business combination for PCSC based on its evaluation of Freenome and other potential business combination targets.

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Due Diligence. PCSC’s management team, with the assistance of PCSC’s financial, legal and regulatory advisors, conducted a due diligence review of Freenome including extensive telephonic and in-person meetings with the management team and advisors of Freenome regarding Freenome and its business plan, operations, prospects, evaluation analyses with respect to the Business Combination, review of material contracts, Freenome’s audited and unaudited financial statements and other material matters as well as general financial, technical, legal, intellectual property, regulatory, tax and accounting due diligence.

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Financial Condition. The Special Committee and the PCSC Board reviewed factors such as Freenome’s historical financial results, outlook and business and financial plans. In reviewing these factors, the Special Committee and the PCSC Board believe that Freenome is well positioned in its industry for potential strong future growth and therefore is likely to be positively viewed by public investors.

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Reasonableness of Consideration. Following a review of the financial data provided to PCSC, the due diligence of Freenome’s business conducted by PCSC’s management, PCSC’s advisors and the Special Committee’s advisors, including the fairness opinion delivered to the Special Committee by Scalar, and the support for the pre-transaction equity value of Freenome of $725 million that was expressed by PIPE Investors that decided to participate in the PIPE Financing, the management of PCSC determined that the aggregate consideration to be paid in the Business Combination was reasonable.

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Negotiated Transaction. The Special Committee and the PCSC Board considered the terms and conditions of the Business Combination Agreement and the related agreements and the transactions contemplated thereby, including each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the Business Combination and the termination provisions of the Business Combination Agreement, as well as the strong commitment by both PCSC and Freenome to complete the Business Combination. The Special Committee and the PCSC Board also considered the financial and other terms of the Business Combination Agreement and the fact that such terms and conditions were the product of arm’s length negotiations between PCSC and Freenome.

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Post-Closing Economic Interest in New Freenome. If the Business Combination is consummated, PCSC’s shareholders (other than the public shareholders that sought redemption of their public shares) would have a meaningful economic interest in New Freenome and, as a result, would have a continuing opportunity to benefit from the success of New Freenome following the consummation of the Business Combination.

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Lock-Up. Pursuant to the Lock-up Agreement and subject to customary exceptions set forth therein, the shares of New Freenome Common Stock beneficially owned or owned of record by the Sponsor, the Perceptive PIPE Investor, certain officers and directors of PCSC and New Freenome (including any shares of New Freenome Common Stock issued pursuant to the PIPE Financing or shares of New Freenome Common Stock issued pursuant to the Business Combination Agreement) will be subject to a six-month lock-up period beginning on the Closing Date.

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Industry and Trends. Freenome’s business approach combines a multiomics platform that analyzes multiple signals in the blood with artificial intelligence and machine learning to tune into cancer’s subtlest clues, even at the earliest stages of the disease. The Special Committee and the PCSC Board consider Freenome’s novel approach towards cancer detection attractive, and, following a review of industry trends and other industry factors (including, among other things, historic and projected market growth), believe it has continued growth potential in future periods.

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Advisor Special Purpose Acquisition Company Experience. The fact that PCSC received advice on financial and strategic matters in connection with the Business Combination from advisors that have expertise in a wide variety of special purpose acquisition company transactions. Certain directors and officers of PCSC have held director and officer positions at multiple special purpose acquisition companies that have successfully completed business combinations in the healthcare industry.
The Special Committee and the PCSC Board also identified and considered a variety of factors and risks, potentially weighing negatively against pursuing the Business Combination, including, but not limited to, the following which are not weighted or in any order of significance:
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Macroeconomic Risks. The risk that the future financial performance of Freenome may not meet the Special Committee’s and the PCSC Board’s expectations due to factors in Freenome’s control or outside of its control.

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Regulation. The risk that changes in the regulatory and legislative landscape or new industry developments may adversely affect the financial results and the other business benefits anticipated to result from the Business Combination.

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Redemption Risk. The potential that a significant number of public shareholders elect to redeem their shares prior to the consummation of the Business Combination and pursuant to the Existing Governing Documents. However, even in the event that a significant number of public shareholders elect to redeem their shares, this redemption would not be expected to, on its own, prevent the consummation of the Business Combination.

•	Benefits Not Achieved. The risk that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
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Exclusivity. The fact that the Business Combination Agreement includes an exclusive dealing provision that prohibits PCSC from soliciting or cooperating with other business combination proposals, which restricts PCSC’s ability, so long as the Business Combination Agreement is in effect, to consider other potential business combinations. In addition, under the Business Combination Agreement, unless required by applicable law, the PCSC Board may not modify or withdraw in a manner adverse to Freenome its recommendation to the PCSC shareholders to vote in favor of the Business Combination Proposal and the other proposals set forth in this proxy statement/prospectus.

•	Shareholder Vote. The risk that PCSC’s shareholders may fail to provide the votes necessary to effect the Business Combination.
•	Market Volatility. The possibility that the market for PCSC Class A Shares experiences volatility and disruptions, causing deal disruption.
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Liquidation of PCSC. The risks and costs to PCSC if the Business Combination is not completed, including the risk of diverting management focus and resources from other business combination opportunities, which could result in PCSC being unable to effect a business combination by June 13, 2026, unless otherwise extended, and force PCSC to liquidate.

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Closing Conditions. The potential risks and costs associated with the Business Combination failing to be consummated in a timely manner or that Closing might not occur despite the reasonable best efforts of the parties. The completion of the Business Combination is conditioned on the satisfaction of certain Closing conditions that are not within PCSC’s control, including but not limited to approval by PCSC shareholders. See “Business Combination Proposal—Conditions to Closing of the Business Combination” for more information.

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Listing Risks. The challenges associated with preparing Freenome, a privately held entity, for the applicable disclosure, controls and listing requirements to which New Freenome will be subject as a publicly traded company on Nasdaq or another stock exchange.

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Fees and Expenses. The expected fees and expenses associated with the Business Combination and related transactions, some of which would be payable regardless of whether the Business Combination is ultimately consummated, and the substantial time and effort of management required to complete the Business Combination.

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Litigation Related to the Business Combination. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination.

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Interests of Certain Persons. The Special Committee was aware that the Perceptive PIPE Investor is an investor in Freenome. The Special Committee was also aware that the Sponsor, the Perceptive PIPE Investor, and PCSC’s officers, and directors may have interests in the Business Combination that are in addition to, and that may be different from, the interests of unaffiliated PCSC shareholders. For instance, the Sponsor will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders. Such interests are described in more detail under the caption “The Business Combination—Interests of the Sponsor, the Perceptive PIPE Investor, and PCSC’s Directors and Officers in the Business Combination.” The PCSC Board took several steps to mitigate these potential conflicts of interest, including establishing the Special Committee, comprised of three independent directors of PCSC, and requiring Special Committee approval of the Business Combination as a condition precedent to the PCSC Board’s approval of the Business Combination. The Special Committee also engaged Scalar to render an opinion and engaged Ropes & Gray and Maples as separate legal counsel to the Special Committee. Additionally, the Perceptive PIPE Investor’s designee on the Freenome Board recused herself from Freenome Board discussions regarding the Business Combination.

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Public Shareholders Will Have a Minority Ownership Interest in New Freenome. The fact that current public shareholders will experience immediate dilution as a consequence of the issuance of New Freenome Common Stock as consideration in the Business Combination and, as a result, such public shareholders will collectively own a minority interest in New Freenome after the Closing. As redemptions increase, the overall percentage ownership and voting percentage held by the Freenome stockholders, the Sponsor, the Perceptive PIPE Investor and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by public shareholders, thereby increasing dilution to public shareholders. Having a minority ownership interest may reduce the influence that current public shareholders have on the management of New Freenome. For more information, see “The Business Combination—Equity Ownership Upon Closing” and “Dilution.”

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Absence of Possible Structural Protections for Minority Shareholders. The PCSC Board took several steps to mitigate potential conflicts of interest, including requiring Special Committee approval of the Business Combination as a condition precedent to the PCSC Board’s approval of the Business Combination. However, other possible structural protections were not put in place. For example, the Business Combination does not require approval of a majority of unaffiliated security holders, and the Special Committee did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination.

•	Other Risks. Various other risks associated with the Business Combination, the business of PCSC and the business of Freenome described under the section entitled “Risk Factors.”
In recommending the Business Combination to PCSC shareholders, the Special Committee considered each of the above factors along with Scalar’s opinion described below under the heading “Opinion of Scalar, LLC.”
The Special Committee and the PCSC Board concluded that the potential benefits that they expected PCSC and its shareholders to achieve as a result of the Business Combination outweighed the potentially negative factors associated with the Business Combination. Accordingly, the Special Committee and the PCSC Board determined that the Business Combination Agreement, the Business Combination and the other transactions contemplated by the Business Combination Agreement and consummated in connection with the Business Combination, are advisable and in the best interests of PCSC and its shareholders, as a whole.

De-SPAC, Board Determination, Other Factors Considered [Text Block]
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Novel Technology for Early Cancer Detection, with Positive Data. Freenome’s commercial, flagship testing product, the SimpleScreen CRC v1, which is designed to deliver high sensitivity at the earliest and most treatable stages of colorectal cancer (CRC), is supported by the largest prospective study of its kind, PREEMPT CRC, which met all primary endpoints (topline readout completed in April 2024) and is designed to meet FDA requirements for a first-line label. Freenome has completed the premarket approval application submission for the SimpleScreen CRC v1 and expects FDA approval in 2026.

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Critical and Valuable Commercial Partnerships. The Special Committee and the PCSC Board believe that (i) Freenome’s exclusive U.S. license agreement with Exact Sciences, a leading provider of cancer screening and diagnostic tests, to commercialize SimpleScreen CRC and (ii) Freenome’s exclusive agreement with Roche to expand ongoing technology collaboration and develop and commercialize cancer screening tests outside the U.S., will accelerate market adoption of Freenome’s diagnostic tests and enhance Freenome’s overall screening platform to expedite the development of personalized screening tests for multiple types of cancer indications. For more information, see “Information about Freenome—Key Collaborations—Exact Collaboration and License Agreement.”

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Market Opportunity. The Special Committee and the PCSC Board believe that Freenome’s technology has a significant market opportunity. The Special Committee and the PCSC Board believe that Freenome has promising and differentiated diagnostic blood-based test programs, built off of the components of Freenome’s artificial intelligence and machine learning-based platform.

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Experienced Leadership Team. The Special Committee and the PCSC Board believe that Freenome has a proven and experienced team that is positioned to successfully lead New Freenome after the Business Combination and advance its diagnostic tests.

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Transaction Proceeds. Depending on the extent of redemptions by PCSC’s public shareholders and on the final amount of transaction expenses incurred in connection with the Business Combination, the Business Combination is expected to provide up to approximately $330 million of gross cash proceeds to New Freenome. This additional cash injection is expected to, among other things, fund New Freenome’s business plan through 2028 in all four redemption scenarios. For more information, see “Unaudited Pro Forma Condensed Combined Financial Information.”

De-SPAC, Board Determination, Unaffiliated Party Documents Considered [Text Block]
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Opinion of the Special Committee’s Financial Advisor. The oral opinion of Scalar (subsequently confirmed in writing) rendered to the Special Committee on December 4, 2025, to the effect that, as of such date and based upon and subject to the Procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Scalar in preparing its opinion (attached as Annex L to this proxy statement/prospectus), the Consideration (as defined in such opinion) to be paid by PCSC to the Freenome Stockholders pursuant to the Business Combination Agreement was fair from a financial point of view to PCSC Class A Shareholders (other than the Excluded Parties) and PCSC, as more fully described below under the caption “Business Combination Proposal—Opinion of Scalar, LLC.”

De-SPAC, Board Determination, Terms of Financing Materially Related Considered [Text Block]
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PIPE Equity Commitment. A group of institutional and accredited investors, including certain existing Freenome Stockholders and PCSC Shareholders, have committed $240.0 million in PIPE subscriptions, with those investors who are existing Freenome Stockholders (other than those investors who are existing PCSC Shareholders) subscribing for approximately $72.4 million of the PIPE Financing, those investors who are existing PCSC Shareholders (other than those investors who are existing Freenome Stockholders) subscribing for approximately $15.0 million of the PIPE Financing, those investors who are existing shareholders of both PCSC and Freenome (other than the Perceptive PIPE Investor) subscribing for approximately $52.6 million of the PIPE Financing, the Perceptive PIPE Investor subscribing for an aggregate of $55.0 million of the PIPE Financing, and those investors who are neither existing Freenome Stockholders nor existing PCSC Shareholders subscribing for $45.0 million of the PIPE Financing. This was viewed by the Special Committee and the PCSC Board as support from investors for the opportunities represented by the Business Combination, and provides for additional capital for the execution by New Freenome of its business plan after the Business Combination is completed.

De-SPAC, Board Determination, Financial Projections Relied Upon [Text Block]
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Due Diligence. PCSC’s management team, with the assistance of PCSC’s financial, legal and regulatory advisors, conducted a due diligence review of Freenome including extensive telephonic and in-person meetings with the management team and advisors of Freenome regarding Freenome and its business plan, operations, prospects, evaluation analyses with respect to the Business Combination, review of material contracts, Freenome’s audited and unaudited financial statements and other material matters as well as general financial, technical, legal, intellectual property, regulatory, tax and accounting due diligence.

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Financial Condition. The Special Committee and the PCSC Board reviewed factors such as Freenome’s historical financial results, outlook and business and financial plans. In reviewing these factors, the Special Committee and the PCSC Board believe that Freenome is well positioned in its industry for potential strong future growth and therefore is likely to be positively viewed by public investors.

De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]
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Reasonableness of Consideration. Following a review of the financial data provided to PCSC, the due diligence of Freenome’s business conducted by PCSC’s management, PCSC’s advisors and the Special Committee’s advisors, including the fairness opinion delivered to the Special Committee by Scalar, and the support for the pre-transaction equity value of Freenome of $725 million that was expressed by PIPE Investors that decided to participate in the PIPE Financing, the management of PCSC determined that the aggregate consideration to be paid in the Business Combination was reasonable.

De-SPAC, Board Determination, Dilution Considered [Text Block]
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Public Shareholders Will Have a Minority Ownership Interest in New Freenome. The fact that current public shareholders will experience immediate dilution as a consequence of the issuance of New Freenome Common Stock as consideration in the Business Combination and, as a result, such public shareholders will collectively own a minority interest in New Freenome after the Closing. As redemptions increase, the overall percentage ownership and voting percentage held by the Freenome stockholders, the Sponsor, the Perceptive PIPE Investor and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by public shareholders, thereby increasing dilution to public shareholders. Having a minority ownership interest may reduce the influence that current public shareholders have on the management of New Freenome. For more information, see “The Business Combination—Equity Ownership Upon Closing” and “Dilution.”

De-SPAC, Approval By Majority of Unaffiliated Security Holders of the SPAC is Required [Flag]	false
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